Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Intangible Assets (Details) [Line Items]
Weighted average estimated useful life	10 years 3 months 18 days	9 years 6 months
Amortization expense	$ 462,651		$ 46,736
Identifiable intangible assets	623,000
Amortization expense	62,298
Asien’s, Kyle’s and Wolo [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets	1,848,000
Customer Relationships [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets	3,422,000	$ 3,189,000
Amortization expense	230,636	63,419
Customer Relationships [Member] | Asien’s, Kyle’s and Wolo [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets	1,009,000
Customer Relationships [Member] | Asien, Neese and Kyle [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets		1,009,000
Amortization expense		151,333
Trade Names [Member] | Asien’s, Kyle’s and Wolo [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets	$ 3,021,000
Trade Names [Member] | Asien, Neese and Kyle [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets		$ 34,000		$ 3,021,000
Amortization expense				$ 14,733